Segment and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment and Geographic Information
Segment and Related Information

We have four reportable segments: S&P Ratings, S&P Capital IQ, S&P DJ Indices and C&C. Our Chief Executive Officer is our chief operating decision-maker and evaluates performance of our segments and allocates resources based primarily on operating profit. Segment operating profit does not include unallocated expense or interest expense as these are costs that do not affect the operating results of our segments.

A summary of operating results by segment for the periods ended June 30 is as follows:

Three Months	2015		2014
(in millions)	Revenue	Operating Profit	Revenue	Operating Profit
S&P Ratings [1]	$658	$361	$664	$308
S&P Capital IQ	324	63	307	54
S&P DJ Indices	148	96	133	82
C&C	234	87	219	77
Intersegment elimination [2]	(22)	—	(21)	—
Total operating segments	1,342	607	1,302	521
Unallocated expense [3]	—	(25)	—	(45)
Total	$1,342	$582	$1,302	$476

Six Months	2015		2014
(in millions)	Revenue	Operating Profit	Revenue	Operating Profit
S&P Ratings [1]	$1,264	$652	$1,233	$548
S&P Capital IQ	644	125	608	107
S&P DJ Indices	291	191	269	174
C&C	459	173	431	146
Intersegment elimination [2]	(43)	—	(43)	—
Total operating segments	2,615	1,141	2,498	975
Unallocated expense [3]	—	(58)	—	(79)
Total	$2,615	$1,083	$2,498	$896

[1]
Operating profit for the three and six months ended June 30, 2015 include a benefit related to legal settlement insurance recoveries of $45 million and $80 million, respectively, partially offset by legal settlement charges of $4 million and $34 million, respectively.

[2]	Revenue for S&P Ratings and expenses for S&P Capital IQ include an intersegment royalty charged to S&P Capital IQ for the rights to use and distribute content and data developed by S&P Ratings.

[3]
The three and six months ended June 30, 2015 include a gain of $11 million related to the sale of our interest in a legacy McGraw Hill Construction investment. See Note 2 — Acquisitions and Divestitures for additional information.

See Note 2 — Acquisitions and Divestitures and Note 9 — Restructuring for additional actions that impacted the segment operating results.

Segment and Geographic Information

As discussed in Note 1 – Accounting Policies, we have four reportable segments: S&P Ratings, S&P Capital IQ, S&P DJ Indices and C&C.

Our Chief Executive Officer is our chief operating decision-maker and evaluates performance of our segments and allocates resources based primarily on operating profit. Segment operating profit does not include unallocated expense or interest expense, as these are costs that do not affect the operating results of our segments. We use the same accounting policies for our segments as those described in Note 1 – Accounting Policies.

As part of our transformation to McGraw Hill Financial, a comprehensive review of our accounting and reporting practices and policies was undertaken. As a result, beginning on January 1, 2014, to the extent they can be attributed to our continuing operations, all shared operating services have been allocated to the segments utilizing a methodology that more closely aligns with each segment's usage of these services. The costs that remain in unallocated expense primarily relate to corporate center functions and shared operating costs allocable to discontinued operations reclassified during the current year. The updated methodology is reflected in the segment results for the year ended December 31, 2014 and accordingly, the segment results for the prior-year comparative periods have been reclassified to conform with the new presentation.

Segment information for the years ended December 31 is as follows:

(in millions)	Revenue			Operating (Loss) Profit
	2014	2013	2012	2014	2013	2012
S&P Ratings	$2,455	$2,274	$2,034	$(583)	$882	$809
S&P Capital IQ	1,237	1,170	1,124	228	189	183
S&P DJ Indices	552	493	388	347	266	202
C&C [1]	893	841	793	290	280	219
Intersegment elimination [2]	(86)	(76)	(69)	—	—	—
Total operating segments	5,051	4,702	4,270	282	1,617	1,413
Unallocated expense [3]	—	—	—	(169)	(259)	(243)
Total	$5,051	$4,702	$4,270	$113	$1,358	$1,170

[1]
McGraw Hill Construction has historically been part of the C&C segment. In accordance with the presentation of McGraw Hill Construction as a discontinued operation, the results of operations, inclusive of corporate overhead allocations, for all periods presented have been reclassified out of C&C's results to reflect this change. See Note 2 — Acquisitions and Divestitures for further discussion.

[2]	Revenue for S&P Ratings and expenses for S&P Capital IQ include an intersegment royalty charged to S&P Capital IQ for the rights to use and distribute content and data developed by S&P Ratings.

[3]
The year ended December 31, 2014 includes restructuring charges of $16 million. The year ended December 31, 2013 includes costs necessary to enable the separation of MHE and reduce our cost structure of $64 million, a $36 million non-cash impairment charge related to the sale of a data center and $13 million related to terminating various leases as we reduce our real estate portfolio. The year ended December 31, 2012 includes costs necessary to enable the separation of MHE and reduce our cost structure of $156 million and $52 million related to a vacation accrual reversal.

(in millions)	Depreciation & Amortization			Capital Expenditures
	2014	2013	2012	2014	2013	2012
S&P Ratings	$43	$45	$43	$33	$40	$43
S&P Capital IQ	50	49	50	38	39	22
S&P DJ Indices	7	10	8	2	4	2
C&C	24	22	23	11	17	16
Total operating segments	124	126	124	84	100	83
Corporate	10	11	17	8	17	13
Total	$134	$137	$141	$92	$117	$96

Segment information as of December 31 is as follows:

(in millions)	Total Assets
	2014	2013
S&P Ratings	$624	$630
S&P Capital IQ	1,011	1,054
S&P DJ Indices	1,166	1,160
C&C	918	907
Total operating segments	3,719	3,751
Corporate [1]	3,052	2,213
Assets held for sale [2]	—	97
Total	$6,771	$6,061

[1]	Corporate assets consist principally of cash and equivalents, assets for pension benefits, deferred income taxes and leasehold improvements related to subleased areas.

[2]	Includes McGraw Hill Construction and one of our data centers as of December 31, 2013.

We have operations with foreign revenue and long-lived assets in approximately 80 countries. We do not have operations in any foreign country that represent more than 8% of our consolidated revenue. Transfers between geographic areas are recorded at agreed upon prices and intercompany revenue and profit are eliminated. No single customer accounted for more than 10% of our consolidated revenue.

The following provides revenue and long-lived assets by geographic region:

(in millions)	Revenue			Long-lived Assets
	Years ended December 31,			December 31,
	2014	2013	2012	2014	2013
United States	$2,911	$2,723	$2,508	$2,117	$2,206
European region	1,316	1,226	1,067	430	432
Asia	528	483	453	54	59
Rest of the world	296	270	242	64	54
Total	$5,051	$4,702	$4,270	$2,665	$2,751

	Revenue			Long-lived Assets
	Years ended December 31,			December 31,
	2014	2013	2012	2014	2013
United States	58%	58%	59%	80%	80%
European region	26	26	25	16	16
Asia	10	10	11	2	2
Rest of the world	6	6	5	2	2
Total	100%	100%	100%	100%	100%

See Note 2 – Acquisitions and Divestitures and Note 10 – Restructuring, for actions that impacted the segment operating results.